Derivative Instruments Accounted for at Fair Value - Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities Measured at Fair Value on Recurring Basis, Non-recurring Basis (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset (Liability)	$ (5,052)	$ (2,896)
Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset (Liability)	(3,748)	$ (111)
Derivative Asset	$ 579